Summary of net defined benefit liability asset (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Change in plan liabilities
Balances – Beginning of the period	$ 22,403	$ 22,136
Current service cost	(10)	59
Interest cost	192	471
Actuarial loss (gain) from changes in financial assumptions	1,111	(1,186)
Benefits paid	(185)	(496)
Impact of foreign exchange rate changes	780	(953)
Balances – End of the period	22,069	22,403
Change in plan assets
Balances – Beginning of the period	10,669	10,972
Interest income from plan assets	92	236
Employer contributions	9	23
Employee contributions	3	7
Benefits paid	(66)	(149)
Remeasurement of plan assets		28
Unrecognized Asset due to Asset Ceiling	(79)
Impact of foreign exchange rate changes	406	(448)
Balances – End of the period	11,034	10,669
Net liability of the unfunded plans	11,035	11,165
Net liability of the funded plans		569
Net amount recognized as Employee future benefits	11,035	11,734
Amounts recognized:
In net loss	86	288
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,110	(1,157)
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	22,316
Current service cost	23
Interest cost	191
Actuarial loss (gain) from changes in financial assumptions	1,110
Benefits paid	(185)
Impact of foreign exchange rate changes	777
Balances – End of the period	22,012	22,316
Change in plan assets
Balances – Beginning of the period	10,669
Interest income from plan assets	92
Employer contributions	9
Employee contributions	3
Benefits paid	(66)
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling	(79)
Impact of foreign exchange rate changes	406
Balances – End of the period	11,034	10,669
Net liability of the unfunded plans	10,978
Net liability of the funded plans
Net amount recognized as Employee future benefits	10,978
Amounts recognized:
In net loss	119
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,110
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period	87
Current service cost	(33)
Interest cost	1
Actuarial loss (gain) from changes in financial assumptions	1
Benefits paid
Impact of foreign exchange rate changes	3
Balances – End of the period	57	87
Change in plan assets
Balances – Beginning of the period
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Unrecognized Asset due to Asset Ceiling
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	57
Net liability of the funded plans
Net amount recognized as Employee future benefits	57
Amounts recognized:
In net loss	(33)
Actuarial gain (loss) on defined benefit plans in other comprehensive loss